Long-term debt - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Apr. 12, 2021	Jul. 08, 2020	Mar. 26, 2022	Mar. 27, 2021
Line of Credit Facility [Line Items]
Outstanding letters of credit			$ 600	$ 600
Investissement Québec [Member]
Line of Credit Facility [Line Items]
Debt instrument, term			6 years
Long-term debt		$ 10,000	$ 10,000
Debt Instrument Interest Rate Stated Percentage Rate		3.14%	3.14%
Repayment of debt term		60 months	60 months
Working capital ratio		1.01	1.11
Term loan From Business Development Bank of Canada [Member]
Line of Credit Facility [Line Items]
Debt instrument, term	5 years
Long-term debt			$ 374	$ 0
Debt Instrument Interest Rate Stated Percentage Rate	8.30%
Repayment of debt term	72 months
Debt Instrument, Face Amount	$ 400
Long-term Debt, Gross			$ 400